Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating activities:
Net income	$ 205,104,000	$ 215,931,000	$ 157,436,000
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for probable loan losses	18,843,000	6,112,000	11,221,000
Specific reserve, other real estate owned	322,000	3,071,000	710,000
Depreciation of bank premises and equipment	28,270,000	25,873,000	25,281,000
Gain on sale of bank premises and equipment	(237,000)	(1,456,000)	(38,000)
Gain on sale of other real estate owned	(1,470,000)	(1,465,000)	(703,000)
Accretion of investment securities discounts	(428,000)	(271,000)	(393,000)
Amortization of investment securities premiums	20,549,000	20,087,000	24,040,000
Investment securities transactions, net	12,000	141,000	4,774,000
Unrealized (gain) loss on equity securities with readily determinable fair values	(158,000)	388,000
Amortization of identified intangible assets			25,000
Stock based compensation expense	980,000	1,035,000	903,000
Earnings from affiliates and other investments	(3,914,000)	(15,484,000)	(13,198,000)
Deferred tax expense	3,309,000	5,143,000	4,570,000
Decrease (increase) in accrued interest receivable	183,000	(2,347,000)	(2,284,000)
Decrease (increase) in other assets	8,043,000	(51,827,000)	(16,117,000)
Net increase in other liabilities	32,157,000	24,916,000	592,000
Net cash provided by operating activities	311,565,000	229,847,000	196,819,000
Investing activities:
Proceeds from maturities of securities		2,275,000
Proceeds from sales and calls of available for sale securities	94,585,000	38,175,000	396,066,000
Proceeds from sales of equity securities with readily determinable fair values		21,607,000
Purchases of available for sale securities	(893,301,000)	(47,346,000)	(1,182,006,000)
Principal collected on mortgage backed securities	882,479,000	675,304,000	780,097,000
Net increase in loans	(375,621,000)	(258,142,000)	(394,267,000)
Purchases of other investments	(52,795,000)	(43,418,000)	(26,193,000)
Distributions from other investments	44,919,000	3,668,000	20,344,000
Purchases of bank premises and equipment	(29,590,000)	(21,395,000)	(14,315,000)
Proceeds from sales of bank premises and equipment	1,861,000	4,533,000	2,201,000
Proceeds from sales of other real estate owned	9,405,000	4,179,000	14,266,000
Net cash (used in) provided by investing activities	(318,058,000)	379,440,000	(403,807,000)
Financing activities:
Net increase in non-interest bearing demand deposits	91,065,000	211,585,000	85,204,000
Net (decrease) increase in savings and interest bearing demand deposits	(408,000)	23,106,000	41,403,000
Net increase (decrease) in time deposits	38,832,000	(83,038,000)	(191,804,000)
Net increase (decrease) in securities sold under repurchase agreements	6,547,000	(123,816,000)	(151,180,000)
Net (decrease) increase in other borrowed funds	(79,154,000)	(489,560,000)	461,850,000
Redemption of long-term debt	(25,774,000)
Repurchase of outstanding common stock warrant		(29,005,000)
Purchase of treasury stock	(17,845,000)	(19,042,000)	(187,000)
Proceeds from stock transactions	1,923,000	1,522,000	1,455,000
Payments of cash dividends - common	(68,670,000)	(49,599,000)	(43,594,000)
Net cash (used in) provided by financing activities	(53,484,000)	(557,847,000)	203,147,000
(Decrease) increase in cash and cash equivalents	(59,977,000)	51,440,000	(3,841,000)
Cash and cash equivalents at beginning of period	316,797,000	265,357,000	269,198,000
Cash and cash equivalents at end of period	256,820,000	316,797,000	265,357,000
Supplemental cash flow information:
Interest paid	56,728,000	50,623,000	38,995,000
Income taxes paid	44,089,000	40,565,000	66,983,000
Non-cash investing and financing activities:
Net transfers from loans to other real estate owned	22,015,000	$ 32,610,000	$ 2,588,000
Establishment of lease liability and right-of-use asset	$ 6,171,000